Agreements and Transactions with Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Agreements and Transactions with Related Parties [Abstract]
Agreements and Transactions with Related Parties

Note 3. Agreements and Transactions with Related Parties

Advisory Agreements with the REITs

We have advisory agreements with each of the REITs pursuant to which we earn certain fees or are entitled to receive distributions of cash flow. The CPA® REIT advisory agreements that are currently in place are scheduled to expire on the earlier of the date that the Proposed Merger is consummated or September 30, 2012 unless otherwise renewed. The CWI advisory agreement that is currently in place is scheduled to expire on September 30, 2012 unless otherwise renewed. The following table presents a summary of revenue earned and/or cash received from the REITs in connection with providing services as the advisor to the REITs (in thousands):

	Three Months Ended March 31,
	2012	2011
Asset management revenue (a)	$15,602	$19,820
Structuring revenue (b)	7,638	15,945
Wholesaling revenue (c)	3,787	3,280
Reimbursed costs from affiliates (c)	18,737	17,719
Distributions of available cash (d)	6,974	1,815
Deferred revenue earned (e)	2,123	-
	$54,861	$58,579

__________

  We earn asset management revenue from each REIT, which is based on average invested assets and is calculated according to the advisory agreement with each REIT. For CPA®:16 – Global prior to its merger with Corporate Property Associates 14 Incorporated (“CPA®:14”) in May 2011 (the “CPA®:14/16 Merger”) and for CPA®:15, this revenue generally totals 1% per annum, with a portion of this revenue, or 0.5%, contingent upon the achievement of specific performance criteria. For CPA®:16 – Global subsequent to the CPA®:14/16 Merger, we earn asset management revenue of 0.5% of average invested assets. For CPA®:17 – Global, we earn asset management revenue ranging from 0.5% of average market value for long-term net leases and certain other types of real estate investments up to 1.75% of average equity value for certain type of securities. For CWI, we earn asset management revenue of 0.5% of the average market value of lodging-related investments. We do not earn performance revenue from CPA®:17 – Global, CWI and, subsequent to the CPA®:14/16 Merger, from CPA®:16 – Global, but we receive up to 10% of distributions of available cash from their operating partnerships. Under the terms of the advisory agreements, we may elect to receive cash or shares for any revenue from each REIT. In 2012, we elected to receive all asset management and performance revenue from CPA®:15 in cash, while for CPA®:16 – Global, we elected to receive 50% of asset management revenue in shares with the remaining 50% payable in cash. For CPA®:17 – Global and CWI, we elected to receive asset management revenue in their shares.
  We earn revenue in connection with structuring and negotiating investments and related mortgage financing for the REITs. We may receive acquisition revenue of up to 4.5% of the total cost of all investments made by the CPA® REITs. A portion of this revenue (generally 2.5%) is paid when the transaction is completed, while the remainder (generally 2%) is payable in annual installments. For CWI, we earn initial acquisition revenue of 2.5% of the total investment cost of the properties acquired and loans originated by us not to exceed 6% of the aggregate contract purchase price of all investments and loans and we do not earn deferred acquisition revenue.

Unpaid transaction fees, including accrued interest, are included in Due from affiliates in the consolidated financial statements. Unpaid transaction fees bear interest at annual rates ranging from 5% to 7%. The following tables present the amount of unpaid transaction fees and interest earned on these fees (in thousands):

	March 31, 2012	December 31, 2011
Unpaid deferred acquisition fees	$24,604	$29,410

	Three Months Ended March 31,
	2012	2011
Interest earned on unpaid deferred acquisition fees	$482	$332

  The REITs reimburse us for certain costs, primarily broker/dealer commissions paid on behalf of the REITs and marketing and personnel costs. In addition, we earn a selling commission of up to $0.65 per share sold and a dealer manager fee of up to $0.35 per share sold from CPA®:17 – Global. We also receive a selling commission of up to $0.70 per share sold and a dealer manager fee of up to $0.30 per share sold from CWI. We re-allow all or a portion of the dealer manager fees to selected dealers in the offerings. Dealer manager fees that are not re-allowed are classified as wholesaling revenue. Additionally, we earned a wholesaling fee of $0.15 per share sold in connection with CPA® 17 – Global's initial public offering through April 7, 2011. We do not earn a wholesaling fee in connection with CPA® 17 – Global's follow-on offering. Pursuant to the advisory agreement, upon reaching the minimum offering amount of $10.0 million on March 3, 2011, CWI became obligated to reimburse us for all organization costs and a portion of offering costs incurred in connection with its offering, up to a maximum amount (excluding selling commissions and the dealer manager fee) of 2% of the gross proceeds of its offering and distribution reinvestment plan. Through March 31, 2012, we have incurred organization and offering costs on behalf of CWI of approximately $5.1 million. However, at March 31, 2012, CWI was only obligated to reimburse us $1.2 million of these costs because of the 2% limitation described above, and $0.3 million had been reimbursed as of that date.
  We receive distributions of our proportionate shares of earnings up to 10% of available cash, as defined in the respective advisory agreements, from the operating partnerships of CPA®:17 – Global, CWI and, subsequent to the CPA®:14/16 Merger in May 2011, CPA®:16 – Global. Amounts in the table above relate to CPA®:16 – Global and CPA®:17 – Global only. We have not yet earned or received any distributions of our proportionate share of earnings from CWI's operating partnership because CWI had no available cash.
  In connection with the CPA®:14/16 Merger, we acquired a special member interest in CPA®:16 – Global's operating partnership during the second quarter of 2011. We initially recorded this special member interest at its fair value to be amortized into earnings over the expected period of performance.

Other Transactions with Affiliates

Proposed Merger

On February 17, 2012, we and CPA®:15 entered into a definitive agreement pursuant to which CPA®:15, our subsidiary W. P. Carey Inc. and other parties thereto pursuant to which, through a series of transactions, W. P. Carey Inc. will acquire CPA®:15 as an indirect subsidiary. In connection with the Proposed Merger, W. P. Carey Inc. filed a registration statement with the SEC regarding the shares of common stock to be issued to shareholders of CPA®:15 in the Proposed Merger. Special meetings will be scheduled to obtain the approval of CPA®:15's shareholders of the Proposed Merger and the approval of our shareholders of the Proposed Merger and the Proposed REIT Reorganization. The closing of the Proposed Merger is subject to customary closing conditions. If the Proposed Merger is approved and the other closing conditions are met, we currently expect that the closing will occur by the third quarter of 2012, although there can be no assurance of such timing.

At March 31, 2012, CPA®:15's portfolio was comprised of full or partial ownership interests in 313 properties, substantially all of which were triple-net leased to 76 tenants, and totaled approximately 28 million square foot (on a pro rata basis), with an occupancy rate of approximately 99%. At March 31, 2012, the leases had an average remaining life of 10.1 years and an estimated annual contractual minimum base rent of $226.8 million (on a pro rata basis). We expect to assume the related property debt comprised of 72 fixed-rate and eight variable-rate non-recourse mortgage loans with an estimated aggregate fair value of $1.2 billion and a weighted-average annual interest rate of 5.7% at March 31, 2012 (on a pro rata basis). During the quarter ended March 31, 2012, we earned $6.3 million in fees from CPA®:15 and recognized $1.1 million in equity earnings based on our ownership of shares in CPA®:15.

In the Proposed Merger, CPA®:15 shareholders will be entitled to receive $1.25 in cash and 0.2326 shares of our common stock for each share of CPA®:15 common stock owned, which equated to $11.73 per share of CPA®:15 common stock based on our $45.07 per share closing price as of February 17, 2012, the date that the merger agreement was signed. The estimated total Proposed Merger consideration includes cash of approximately $151.8 million and the issuance of approximately 28,241,000 of our shares, based on the total shares of CPA®:15 outstanding of 131,566,206, of which 10,153,074 shares were owned by us, on February 17, 2012. As a condition of the Proposed Merger, we have agreed to waive the subordinated disposition and termination fees we would be entitled to receive from CPA®:15 upon its liquidation pursuant to the terms of our advisory agreement.

We have also obtained a commitment from various lenders for a $175.0 million term loan as part of our existing credit facility in order to pay for the cash portion of the consideration in the Proposed Merger, which expires on the earlier of the termination or closing of the Proposed Merger or September 30, 2012. The commitment letters are subject to a number of closing conditions, including the lenders' satisfactory completion of due diligence and determination that no material adverse change has occurred, and there can be no assurance that we will be able to obtain the term loan on acceptable terms or at all.

Upon approval of the Proposed Merger and immediately prior thereto, we intend to reorganize as a real estate investment trust. The Proposed REIT Reorganization is an internal reorganization of our corporate structure into a real estate investment trust to hold substantially all of our real estate assets attributable to our Real Estate Ownership segment, including the assets held by CPA®:15, while the activities conducted by our Investment Management segment subsidiaries will be organized under TRSs.

Other

We are the general partner in a limited partnership (which we consolidate for financial statement purposes) that leases our home office space and participates in an agreement with certain affiliates, including the REITs, for the purpose of leasing office space used for the administration of our operations and the operations of our affiliates and for sharing the associated costs. This limited partnership does not have any significant assets, liabilities or operations other than its interest in the office lease. The average estimated minimum lease payment for the office lease, inclusive of noncontrolling interests, at March 31, 2012 approximates $3.0 million annually through 2016. The table below presents income from noncontrolling interest partners related to reimbursements from these affiliates (in thousands):

	Three Months Ended March 31,
	2012	2011
Income from noncontrolling interest partners	$727	$644

The following table presents deferred rent due to affiliates related to this limited partnership, which are included in Accounts payable, accrued expenses and other liabilities in the consolidated balance sheets (in thousands):

	March 31, 2012	December 31, 2011
Deferred rent due to affiliates	$776	$798

We own interests in entities ranging from 5% to 95%, as well as jointly-controlled tenancy-in-common interests in properties, with the remaining interests generally held by affiliates, and own common stock in each of the REITs. We consolidate certain of these investments and account for the remainder under the equity method of accounting.

One of our directors and officers is the sole shareholder of Livho, a subsidiary that operates a hotel investment. We consolidate the accounts of Livho in our consolidated financial statements because it is a VIE and we are its primary beneficiary.

Family members of one of our directors have an ownership interest in certain companies that own noncontrolling interests in one of our French majority-owned subsidiaries. These ownership interests are subject to substantially the same terms as all other ownership interests in the subsidiary companies.

An employee owns a redeemable noncontrolling interest (Note 12) in W. P. Carey International LLC (“WPCI”), a subsidiary company that structures net lease transactions on behalf of the CPA® REITs outside of the U.S., as well as certain related entities.

In February 2011, we loaned $90.0 million at an annual interest rate of 1.15% to CPA®:17 – Global, which was repaid on April 8, 2011, its maturity date. In connection with this loan, we received interest income from CPA®:17 – Global totaling $0.2 million during the three months ended March 31, 2011.

Note 3. Agreements and Transactions with Related Parties

Advisory Agreements with the REITs

We have advisory agreements with each of the REITs pursuant to which we earn certain fees or are entitled to receive distributions of cash flow. In connection with CPA®:16 – Global's internal reorganization on May 2, 2011 following the CPA®:14/16 Merger, we entered into an amended and restated advisory agreement with CPA®:16 – Global (see “CPA®:16 – Global UPREIT Reorganization” below). The CPA® REIT advisory agreements, which were scheduled to expire on September 30, 2011, were extended twice for three-month periods since that date and are currently scheduled to expire on March 31, 2012 unless otherwise extended. The CWI advisory agreement, which was also scheduled to expire on September 30, 2011, was renewed for an additional year pursuant to its terms, effective as of October 1, 2011. The following table presents a summary of revenue earned and/or cash received from the REITs in connection with providing services as the advisor to the REITs (in thousands):

	Years Ended December 31,
	2011	2010	2009
Asset management revenue	$66,808	$76,246	$76,621
Reimbursed costs from affiliates	64,829	60,023	47,534
Incentive, termination and subordinated disposition revenue	52,515	-	-
Structuring revenue	46,831	44,525	23,273
Wholesaling revenue	11,664	11,096	7,691
Distributions of available cash	15,535	4,468	2,160
Deferred revenue earned	5,662	-	-
	$263,844	$196,358	$157,279

Asset Management Revenue

We earn asset management revenue from each REIT, which is based on average invested assets and is calculated according to the advisory agreement for each REIT. For CPA®:16 – Global prior to the CPA®:14/16 Merger and for CPA®:15, this revenue generally totaled 1% per annum, with a portion of this revenue, or 0.5%, contingent upon the achievement of specific performance criteria. For CPA®:16 – Global subsequent to the CPA®:14/16 Merger, we earn asset management revenue of 0.5% of average invested assets. For CPA®:17 – Global, we earn asset management revenue ranging from 0.5% of average market value for long-term net leases and certain other types of real estate investments up to 1.75% of average equity value for certain types of securities. For CWI, we earn asset management revenue of 0.5% of the average market value of lodging-related investments. We do not earn performance revenue from CPA®:17 – Global, CWI and, subsequent to the CPA®:14/16 Merger, from CPA®:16 – Global.

Under the terms of the advisory agreements, we may elect to receive cash or shares of stock for any revenue due from each REIT. In both 2011 and 2010, we elected to receive all asset management revenue in cash, with the exception of the asset management revenue received from CPA®:17 – Global and CPA®:16 – Global subsequent to the CPA®:14/16 Merger, which we elected to receive in shares. For both 2011 and 2010, we also elected to receive performance revenue from CPA®:16 – Global prior to the CPA®:14/16 Merger in shares, while for CPA®:14 prior to CPA®:14/16 Merger and CPA®:15 we elected to receive 80% of all performance revenue in shares, with the remaining 20% payable in cash.

Reimbursed Costs from Affiliates and Wholesaling Revenue

The REITs reimburse us for certain costs, primarily broker-dealer commissions paid on behalf of the REITs and marketing and personnel costs. Under the terms of a sales agency agreement between our wholly-owned broker-dealer subsidiary and CPA®:17 – Global, we earn a selling commission of up to $0.65 per share sold and a dealer manager fee of up to $0.35 per share sold. We re-allow all or a portion of the selling commissions to selected dealers participating in CPA®:17 – Global's offering and may re-allow up to the full selected dealer revenue to selected dealers. In addition, our wholly-owned broker-dealer subsidiary entered into a dealer manager agreement with CWI, whereby we receive a selling commission of up to $0.70 per share sold and a dealer manager fee of up to $0.30 per share sold, a portion of which may be re-allowed to the selected broker dealers. Dealer manager fees that are not re-allowed are classified as wholesaling revenue. Total underwriting compensation earned in connection with CPA®:17 – Global and CWI's offerings, including selling commissions, selected dealer revenue, wholesaling revenue and reimbursements made by us to selected dealers, cannot exceed the limitations prescribed by the Financial Industry Regulatory Authority, Inc. The limit on underwriting compensation is currently 10% of gross offering proceeds. We may also be reimbursed for reasonable bona fide due diligence expenses incurred which are supported by a detailed and itemized invoice. Such reimbursements are subject to the limitations on organization and offering expenses described above.

Pursuant to our advisory agreement with CWI, upon reaching the minimum offering amount of $10.0 million on March 3, 2011, CWI became obligated to reimburse us for all organization and a portion of offering costs incurred in connection with its offering, up to a maximum amount (excluding selling commissions and the dealer manager fee) of 2% of the gross proceeds of its offering and distribution reinvestment plan. Through December 31, 2011, we have incurred organization and offering costs on behalf of CWI of approximately $5.1 million. However, at December 31, 2011, CWI was only obligated to reimburse us $0.9 million of these costs because of the 2% limitation described above, and no such costs had been reimbursed as of that date because CWI had no available cash.

Incentive, Termination and Subordinated Disposition Revenue

We earn revenue related to the disposition of properties by the REITs, subject to subordination provisions, which will only be recognized as the relevant conditions are met. Such revenue may include subordinated disposition revenue of no more than 3% of the value of any assets sold, payable only after shareholders have received back their initial investment plus a specified preferred return, and subordinated incentive revenue of 15% of the net cash proceeds distributable to shareholders from the disposition of properties, after recoupment by shareholders of their initial investment plus a specified preferred return. We may also, in connection with the termination of the advisory agreements for the REITs, be entitled to a termination payment based on the amount by which the fair value of a REITs' properties, less indebtedness, exceeds investors' capital plus a specified preferred return.

We waived any acquisition fees payable by CPA®:16 – Global under its advisory agreement with us in respect of the properties it acquired in the CPA®:14/16 Merger and also waived any disposition fees that may subsequently be payable by CPA®:16 – Global upon a sale of such assets. As the advisor to CPA®:14, we earned acquisition fees related to those properties when they were acquired by CPA®:14 and disposition fees on those properties to CPA®:16 – Global by CPA®:14 in the CPA®:14/16 Merger and, as a result, we and CPA®:16 – Global agreed that we should not receive fees upon the acquisition or disposition of the same properties by CPA®:16 – Global. As a condition of the Proposed Merger, we have agreed to waive our subordinated disposition and termination fees from CPA®:15.

Structuring Revenue

Under the terms of the advisory agreements, we earn revenue in connection with structuring and negotiating investments and related financing for the REITs, which we call acquisition revenue. We may receive acquisition revenue of up to an average of 4.5% of the total cost of all investments made by each CPA® REIT. A portion of this revenue (generally 2.5%) is paid when the transaction is completed, while the remainder (generally 2%) is payable in annual installments ranging from three to eight years, provided the relevant CPA® REIT meets its performance criterion. For certain types of non-long term net lease investments acquired on behalf of CPA®:17 – Global, initial acquisition revenue may range from 0% to 1.75% of the equity invested plus the related acquisition revenue, with no deferred acquisition revenue being earned. For CWI, we earn initial acquisition revenue of 2.5% of the total investment cost of the properties acquired and loans originated by us not to exceed 6% of the aggregate contract purchase price of all investments and loans with no deferred acquisition revenue being earned. We may also be entitled, subject to the REIT board approval, to fees for structuring loan refinancing of up to 1% of the principal amount. This loan refinancing revenue, together with the acquisition revenue, is referred to as structuring revenue.

Unpaid transaction fees, including accrued interest, are included in Due from affiliates in the consolidated financial statements. Unpaid transaction fees bear interest at annual rates ranging from 5% to 7%. The following tables present the amount of unpaid transaction fees and interest earned on these fees (in thousands):

		At December 31, 2011	At December 31, 2010
Unpaid deferred acquisition fees		$29,410	$31,419

	Years Ended December 31,
	2011	2010	2009
Interest earned on unpaid deferred acquisition fees	$1,332	$1,136	$1,534

Distributions of Available Cash and Deferred Revenue Earned

We receive distributions of our proportionate share of earnings up to 10% of available cash from CPA®:17 – Global, CWI, and after the UPREIT reorganization, CPA®:16 – Global, as defined in the respective advisory agreements, from their operating partnerships. As discussed under “CPA®:16 – Global UPREIT Reorganization” below, we acquired the Special Member Interest in CPA®:16 – Global's operating partnership for $0.3 million during the second quarter of 2011. We recorded the Special Member Interest at its fair value of $28.3 million, which is net of approximately $6.0 million related to our ownership interest in CPA®:16 – Global that was eliminated in our consolidated financial statement, to be amortized into earnings over the expected period of performance. Cash distributions of our proportionate share of earnings from the CPA®:16 – Global and CPA®:17 – Global operating partnerships as well as deferred revenue earned from our Special Member Interest in CPA®:16 – Global's operating partnership are recorded as Income from equity investments in real estate and the REITs within the Investment Management segment. We have not yet received any cash distributions of our proportionate share of earnings from CWI's operating partnership because CWI had no earnings through December 31, 2011.

Other Transactions with Affiliates

CPA®:14/16 Merger

On May 2, 2011, CPA®:14 merged with and into a subsidiary of CPA®:16 – Global. In connection with the CPA®:14/16 Merger, on May 2, 2011, we purchased the remaining interests in three ventures from CPA®:14, in which we already had a partial ownership interest, for an aggregate purchase price of $31.8 million, plus the assumption of $87.6 million of indebtedness (Note 4). The purchase price was based on the appraised values of the ventures' underlying properties and debt.

In the CPA®:14/16 Merger, CPA®:14 shareholders were entitled to receive $11.50 per share, which was equal to the estimated NAV of CPA®:14 as of September 30, 2010. For each share of CPA®:14 stock owned, each CPA®:14 shareholder received a $1.00 per share special cash dividend and a choice of either (i) $10.50 in cash or (ii) 1.1932 shares of CPA®:16 – Global. The merger consideration of $954.5 million was paid by CPA®:16 – Global, including payment of $444.0 million to liquidating shareholders and issuing 57,365,145 shares of common stock with a fair value of $510.5 million on the date of closing to shareholders of CPA®:14 in exchange for 48,076,723 shares of CPA®:14 common stock. The $1.00 per share special cash distribution, totaling $90.4 million in the aggregate, was funded from the proceeds of the CPA®:14 Asset Sales. In connection with the CPA®:14/16 Merger, we agreed to purchase a sufficient number of shares of CPA®:16 – Global common stock from CPA®:16 – Global to enable it to pay the merger consideration if the cash on hand and available to CPA®:14 and CPA®:16 – Global, including the proceeds of the CPA®:14 Asset Sales and a new $320.0 million senior credit facility of CPA®:16 – Global, were not sufficient. Accordingly, we purchased 13,750,000 shares of CPA®:16 – Global on May 2, 2011 for $121.0 million, which we funded, along with other obligations, with cash on hand and $121.4 million drawn on our then-existing unsecured line of credit.

Upon consummation of the CPA®:14/16 Merger, we earned revenues of $31.2 million in connection with the termination of the advisory agreement with CPA®:14 and $21.3 million of subordinated disposition revenues. We elected to receive our termination revenue in 2,717,138 shares of CPA®:14, which were exchanged into 3,242,089 shares of CPA®:16 – Global in the CPA®:14/16 Merger. In addition, we received $11.1 million in cash as a result of the $1.00 per share special cash distribution paid by CPA®:14 to its shareholders. Upon closing of the CPA®:14/16 Merger, we received 13,260,091 shares of common stock of CPA®:16 – Global in respect of our shares of CPA®:14.

CAM waived any acquisition fees payable by CPA®:16 – Global under its advisory agreement with CAM in respect of the properties acquired in the CPA®:14/16 Merger and also waived any disposition fees that may subsequently be payable by CPA®:16 – Global upon a sale of such assets. As the advisor to CPA®:14, CAM earned acquisition fees related to those properties acquired by CPA®:14 and disposition fees on those properties upon the liquidation of CPA®:14 and, as a result, CAM and CPA®:16 – Global agreed that CAM should not receive fees upon the acquisition or disposition of the same properties by CPA®:16 – Global.

CPA®:16 – Global UPREIT Reorganization

Immediately following the CPA®:14/16 Merger on May 2, 2011, CPA®:16 – Global completed an internal reorganization whereby CPA®:16 – Global formed an UPREIT, which was approved by CPA®:16 – Global shareholders in connection with the CPA®:14/16 Merger. In connection with the formation of the UPREIT, CPA®:16 – Global contributed substantially all of its assets and liabilities to an operating partnership in exchange for a managing member interest and units of membership interest in the operating partnership, which together represent a 99.985% capital interest of the Managing Member. Through Carey REIT III, we acquired a Special Member Interest of 0.015% in the operating partnership for $0.3 million, entitling us to receive certain profit allocations and distributions of cash.

As consideration for the Special Member Interest, we amended our advisory agreement with CPA®:16 – Global to give effect to this UPREIT reorganization and to reflect a revised fee structure whereby (i) our asset management fees are prospectively reduced to 0.5% from 1.0% of the asset value of a property under management, (ii) the former 15% subordinated incentive fee and termination fees have been eliminated and replaced by (iii) a 10% Special General Partner Available Cash Distribution and (iv) the 15% Final Distribution, each defined below. The sum of the new 0.5% asset management fee and the Available Cash Distribution is expected to be lower than the original 1.0% asset management fee; accordingly, the Available Cash Distribution is contractually limited to 0.5% of the value of CPA®:16 – Global's assets under management. However, the amount of after-tax cash we receive pursuant to this revised structure is anticipated to be greater than the amount we received under the previous arrangement. The fee structure related to initial acquisition fees, subordinated acquisition fees and subordinated disposition fees for CPA®:16 – Global remains unchanged.

As Special General Partner, we are entitled to 10% of the operating partnership's available cash (the “Available Cash Distribution”), which is defined as the operating partnership's cash generated from operations, excluding capital proceeds, as reduced by operating expenses and debt service, excluding prepayments and balloon payments. We may elect to receive our Available Cash Distribution in shares of CPA®:16 – Global's common stock. In the event of a capital transaction such as a sale, exchange, disposition or refinancing of CPA®:16 – Global's assets, we are also entitled to receive a Final Distribution equal to 15% of residual returns after giving effect to a 100% return of the Managing Member's invested capital plus a 6% priority return.

We recorded the Special Member Interest as an equity investment at its fair value of $28.3 million and an equal amount of deferred revenues (Note 6), which is net of approximately $6.0 million related to our ownership interest of approximately 17.5% in CPA®:16 – Global that was eliminated in our consolidated financial statements. We will recognize the deferred revenue earned from our Special Member Interest in CPA®:16 – Global's operating partnership into earnings on a straight-line basis over the expected period of performance, which is currently estimated at three years based on the stated intended life of CPA®:16 – Global as described in its offering documents. The amount of deferred revenue recognized during the year ended December 31, 2011 was $5.7 million, which is net of $0.6 million in amortization associated with the basis differential generated by the Special Member Interest in CPA®:16 – Global's operating partnership and our underlying claim on the net assets of CPA®:16 – Global. We determined the fair value of the Special Member Interest based upon a discounted cash flow model, which included assumptions related to estimated future cash flows of CPA®:16 – Global and the estimated duration of the fee stream of three years. The equity investment is evaluated for impairment consistent with the policy described in Note 2.

Other

We are the general partner in a limited partnership (which we consolidate for financial statement purposes) that leases our office space and participates in an agreement with certain affiliates, including the REITs, for the purpose of leasing office space used for the administration of our operations and the operations of our affiliates and for sharing the associated costs. This limited partnership does not have any significant assets, liabilities or operations other than its interest in the office lease. The average estimated minimum lease payments for the office lease, inclusive of noncontrolling interests, at December 31, 2011 approximates $3.0 million annually through 2016. The table below presents income from noncontrolling interest partners related to reimbursements from these affiliates (in thousands):

	Years Ended December 31,
	2011	2010	2009
Income from noncontrolling interest partners	$2,542	$2,372	$2,374

The following table presents deferred rent due to affiliates related to this limited partnership, which are included in Accounts payable, accrued expenses and other liabilities in the consolidated balance sheets (in thousands):

	December 31,
	2011	2010
Deferred rent due to affiliates	$798	$854

We own interests in entities ranging from 5% to 95%, as well as jointly-controlled tenancy-in-common interests in properties, with the remaining interests generally held by affiliates, and own common stock in each of the REITs. We consolidate certain of these investments and account for the remainder under the equity method of accounting.

One of our directors and officers is the sole shareholder of Livho, a subsidiary that operates a hotel investment. We consolidate the accounts of Livho in our consolidated financial statements because it is a VIE and we are its primary beneficiary.

A family member of one of our directors has an ownership interest in certain companies that own a noncontrolling interest in one of our French majority-owned subsidiaries. This ownership interest is subject to substantially the same terms as all other ownership interests in the subsidiary companies.

An officer owns a redeemable noncontrolling interest (Note 13) in W. P. Carey International LLC (“WPCI”), a subsidiary that structures net lease transactions on behalf of the CPA® REITs outside of the U.S., as well as certain related entities.

In February 2011, we loaned $90.0 million at an annual interest rate of 1.15% to CPA®:17 – Global, which was repaid on April 8, 2011. In May 2011, we loaned $4.0 million at an annual interest rate equal to LIBOR plus 2.5% to CWI, which was repaid on June 6, 2011. In September 2011, we loaned $2.0 million at an annual interest rate equal to LIBOR plus 0.9% to CWI, of which $1.0 million was repaid on September 13, 2011 and the remaining $1.0 million was repaid on October 6, 2011. All of these loans were repaid by or before their respective maturity dates. In connection with these loans, we received interest income totaling $0.2 million during the year ended December 31, 2011.